UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09973
                                                     ---------

                      Excelsior Venture Investors III, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Steven L. Suss
                                UST Advisors, Inc
                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-352-4400

                       Date of fiscal year end: October 31
                                                ----------

                     Date of reporting period: July 31, 2007
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.



EXCELSIOR VENTURE INVESTORS III, LLC
SCHEDULE OF PORTFOLIO INVESTMENTS AT JULY 31, 2007 (UNAUDITED)

                                                                                                                     % OF NET
       UNITS                                                                         COST           FAIR VALUE        ASSETS ***
--------------------                                                           ------------------  ------------  ----------------
                  INVESTMENT PARTNERSHIP
       187,409    Excelsior Venture Partners III, LLC                             $ 81,552,899     $ 40,441,370         99.17%
                                                                               ------------------  ------------     ---------
     PRINCIPAL
--------------------
                  MONEY MARKET INSTRUMENTS
       440,000    Federal Home Loan Bank Discount Note, 5.16%, 08/01/07                439,938          439,938          1.08%
                                                                               ------------------  ------------     ---------
                  TOTAL INVESTMENTS                                                 81,992,837       40,881,308        100.25%
                  OTHER ASSETS & LIABILITIES (NET)                                                     (101,271)        (0.25)%
                                                                                                   ------------     ---------
                  NET ASSETS                                                                       $ 40,780,037        100.00%
                                                                                                   ============     =========

Excelsior Venture Investors III, LLC invests the majority of its assets in Excelsior Venture Partners III, LLC. The unaudited Portfolio of Investments of Excelsior Venture Partners III, LLC is included below.

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)

    PRINCIPAL                                                        ACQUISITION                           FAIR          % OF NET
  AMOUNT/SHARES                                                        DATE ##           COST          VALUE (NOTE 1)   ASSETS ****
------------------                                                  ------------     ---------------  ---------------  -------------
                   MONEY MARKET INSTRUMENTS
     9,825,000     Federal Home Loan Bank Discount
                   Note 5.16%, 08/01/07                                                    9,823,611       9,823,611       15.42%
                                                                                        ------------    ------------      ------
                   PUBLIC COMPANIES
                                COMMON STOCKS
           345     Akamai Tech, Inc. (AKAM)                                                    6,465          11,716        0.02%
         5,346     Hansen Medical, Inc. (HNSN)                                                21,384         108,470        0.17%
         3,808     Acme Packet, Inc. (APKT)                                                    5,293          42,078        0.07%
                                                                                        ------------    ------------      ------
                   TOTAL - PUBLIC COMPANIES                                                   33,142         162,264        0.26%
                                                                                        ------------    ------------      ------
                   PRIVATE COMPANIES **
                                COMMON STOCKS #, @
                                  CAPITAL EQUIPMENT
       157,396     MIDAS Vision Systems, Inc.                              03/03           4,000,000              --        0.00%
                                                                                        ------------    ------------      ------
                                ENTERPRISE SOFTWARE
     1,000,000     *** Cydelity, Inc.                                      08/03               1,000              --        0.00%
                                                                                        ------------    ------------      ------
                                LIFE SCIENCES
        46,860     Genoptix, Inc.                                          07/03           1,246,500          10,768        0.02%
                                                                                        ------------    ------------      ------
                                OPTICAL
     1,079,541     OpVista, Inc.                                           06/06           9,184,031       1,280,541        2.01%
                                                                                        ------------    ------------      ------
                   TOTAL COMMON STOCKS                                                    14,431,531       1,291,309        2.03%
                                                                                        ------------    ------------      ------
                                   PREFERRED STOCKS #
                                CAPITAL EQUIPMENT @
       933,593     MIDAS Vision Systems, Inc., Series A-1                  03/03           1,054,960              --        0.00%
                                                                                        ------------    ------------      ------
                                ENTERPRISE SOFTWARE @
    19,995,000     *** Cydelity, Inc. Series A                             01/04           3,999,000              --        0.00%
    19,702,277     *** Cydelity, Inc. Series A-1                           12/04           3,940,456              --        0.00%
    25,535,051     *** Cydelity, Inc. Series A-2                           05/06           2,500,009         982,000        1.54%
     8,443,815      LogicLibrary, Inc., Series A                       01/02 - 05/07       3,860,646       3,860,646        6.06%
     3,080,464      LogicLibrary, Inc., Series A-1                     08/03 - 05/04       1,408,450       1,408,450        2.21%
                                                                                        ------------    ------------      ------
                                                                                          15,708,561       6,251,096        9.81%
                                                                                        ------------    ------------      ------
                                LIFE SCIENCES
     1,999,999    Archemix Corporation, Series A                       08/02 - 11/03       1,999,999       2,999,999        4.71%
       700,000    Archemix Corporation, Series B                       03/04 - 12/05         700,000       1,050,001        1.65%
       942,481    Genoptix, Inc., Series 1-A @                             08/04           1,253,500       1,471,285        2.31%
     1,403,696    Genoptix, Inc., Series 1-B @                             08/04           1,253,500       1,576,424        2.47%
       620,580    Genoptix, Inc., Series 1-C @                         08/04 - 01/05         554,178         696,778        1.09%
       728,413    Genoptix, Inc., Series 1-D @                             05/05             461,814         631,446        0.99%
                                                                                        ------------    ------------      ------
                                                                                           6,222,991       8,425,933       13.22%
                                                                                        ------------    ------------      ------
                                MEDICAL TECHNOLOGY @
     4,166,667    Tensys Medical, Inc., Series C                           03/02           5,000,000         534,354        0.84%
     1,187,500    Tensys Medical, Inc., Series D                           05/04           1,425,000         152,291        0.24%
        96,629    Tensys Medical, Inc., Series E                       07/06 - 03/07         115,955         333,166        0.52%
                                                                                        ------------    ------------      ------
                                                                                           6,540,955       1,019,811        1.60%
                                                                                        ------------    ------------      ------
                                OPTICAL @
       956,234    NanoOpto Corporation, Series A-1                     10/01 - 03/02       2,231,212              --        0.00%
     3,023,399    NanoOpto Corporation, Series B                       09/03 - 07/04       1,286,155              --        0.00%
     1,682,470    NanoOpto Corporation, Series C                           03/05             733,389              --        0.00%
     1,234,263    NanoOpto Corporation, Series D                           05/06             382,622              --        0.00%
     5,683,906    OpVista, Inc., Series AA                             06/06 - 01/07       5,034,406       6,742,191        0.58%
       433,399    OpVista, Inc., Series BB                                 03/07             491,800         514,094        0.81%
                                                                                        ------------    ------------      ------
                                                                                          10,159,584       7,256,287       11.39%
                                                                                        ------------    ------------      ------
                                SEMI CONDUCTOR @
     7,000,000    Chips & Systems, Inc., Series A                          03/04           3,500,000              --        0.00%
                                                                                        ------------    ------------      ------
                                WIRELESS @
     4,433,333     Ethertronics, Inc. Series B                         06/01 - 05/04       6,650,000       6,650,000       10.44%
     1,697,957     Ethertronics, Inc. Series C                         05/05 - 07/06       2,546,936       2,546,936        4.00%
                                                                                        ------------    ------------      ------
                                                                                           9,196,936       9,196,936       14.44%
                                                                                        ------------    ------------      ------
                   TOTAL PREFERRED STOCKS                                                 52,383,987      32,150,063       50.46%
                                                                                        ------------    ------------      ------

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)

    PRINCIPAL                                                        ACQUISITION                           FAIR          % OF NET
  AMOUNT/SHARES                                                        DATE ##           COST          VALUE (NOTE 1)   ASSETS ****
------------------                                                  ------------     ---------------  ---------------  -------------
                  PRIVATE COMPANIES **, - (CONTINUED)
                               NOTES @
                                      OPTICAL
       237,321    NanoOpto Corp, Bridge Note                                                 237,320         160,000        0.25%
                                                                                        ------------    ------------      ------
                               SEMI-CONDUCTOR
     1,441,133    Chips & Systems, Inc., 6.00% Bridge Note,
                  March 2005 #                                          11/04 - 02/05      1,441,133              --       0.00%
                                                                                        ------------    ------------      ------
                  TOTAL NOTES                                                              1,678,453         160,000       0.25%
                                                                                        ------------    ------------      ------
                               WARRANTS #, @
                                      OPTICAL
       229,410    NanoOpto Corp. Series C (expiration date 12/09)          12/04                  --              --        0.00%
                                                                                        ------------    ------------      ------
                               WIRELESS
       281,667    Ethertronics, Inc. Series B (expiration date 09/07)    09/02 - 08/03            --              --        0.00%
       214,073    Ethertronics, Inc. Series C (expiration date 01/09)    05/05 - 07/06            --              --        0.00%
                                                                                        ------------    ------------      ------
                                                                                                  --              --        0.00%
                                                                                        ------------    ------------      ------
                  TOTAL WARRANTS                                                                  --              --        0.00%
                                                                                        ------------    ------------      ------

                  TOTAL - PRIVATE COMPANIES                                               68,493,971      33,601,372       52.75%
                                                                                        ------------    ------------      ------
                  PRIVATE INVESTMENT FUNDS **, #
                  Advanced Technology Ventures VII, L.P.                  08/01-05/07      1,704,664       1,801,658        2.83%
                  Burrill Life Sciences Capital Fund                      12/02-06/07      1,895,106       1,629,459        2.56%
                  CHL Medical Partners II, L.P.                           01/02-05/07      1,286,856       1,258,316        1.98%
                  CMEA Ventures VI, L.P.                                  12/03-06/07      1,620,000       2,186,514        3.43%
                  Morgenthaler Partners VII, L.P.                         07/01-07/07      1,689,654       1,576,620        2.47%
                  Prosepect Venture Partners II, L.P.                     06/01-05/07      1,647,365       2,020,641        3.17%
                  Sevin Rosen Fund IX, L.P.                               10/04-06/07      1,680,000       1,359,101        2.13%
                  Tallwood II, L.P.                                       12/02-06/07      2,140,443       1,578,720        2.49%
                  Valhalla Partners, L.P.                                 10/03-07/07      2,284,016       1,732,150        2.72%
                                                                                        ------------    ------------      ------
                  TOTAL PRIVATE INVESTMENT FUNDS                                          15,948,104      15,143,179       23.78%
                                                                                        ------------    ------------      ------
                  INVESTMENT COMPANIES
                  Dreyfus Government Cash Management
                    Fund Institutional Shares                                                984,128         984,128        1.53%
                                                                                        ------------    ------------      ------
                          TOTAL INVESTMENTS                                               95,282,956      59,714,554       93.74%
                                                                                        ------------    ------------      ------
                             OTHER ASSETS & LIABILITIES (NET)                                              3,989,414        6.26%
                                                                                                        ------------      ------
                                              NET ASSETS                                                $ 63,703,968      100.00%
                                                                                                        ------------      ------


** Restricted as to public resale. Total cost of restricted securities at July 31, 2007 aggregated $84,442,077. Total fair value of restricted securities owned at July 31, 2007 was $48,744,551 or 76.52% of net assets.
#    Non-income producing securities.
@ At July 31, 2007, the Company owned 5% or more of the company's outstanding shares thereby making the company an affiliate as defined by the Investment Company Act of 1940, as amended. Total fair value of affiliated securities owned at July 31, 2007 (including investments in controlled affiliates) was $29,551,372.
*** At July 31, 2007, the Company owned 25% or more of the company's outstanding shares thereby making the company a controlled affiliate as defined by the Investment Company Act of 1940, as amended. Total fair value of controlled affilated securities owned at July 31, 2007 was $982,000.
##   Disclosure is required for restricted securities only.
**** Based on Fair Value.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

          Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Excelsior Venture Investors III, LLC
             -------------------------------------------------------------------

By (Signature and Title)*   /s/ David R. Bailin
                         -------------------------------------------------------
                            David R. Bailin, Co-Principal Executive Officer


Date:                       September 28, 2007
      --------------------------------------------------------------------------


By (Signature and Title)*   /s/ Raghav V. Nandagopal
                         -------------------------------------------------------
                            Raghav V. Nandagopal, Co-Principal Executive Officer


Date:                       September 28, 2007
      --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ David R. Bailin
                         -------------------------------------------------------
                            David R. Bailin, Co-Principal Executive Officer


Date:                       September 28, 2007
      --------------------------------------------------------------------------


By (Signature and Title)*   /s/ Raghav V. Nandagopal
                         -------------------------------------------------------
                            Raghav V. Nandagopal, Co-Principal Executive Officer


Date:                       September 28, 2007
      --------------------------------------------------------------------------


By (Signature and Title)*   /s/ Steven L. Suss
                         -------------------------------------------------------
                            Steven L. Suss, Principal Financial Officer


Date:                       September 28, 2007
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.